Related party transactions - Proportionate share of income (loss) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Related Party Transaction [Line Items]
Share of (loss) income from equity method investments	$ 43,000	$ 38,000
PRLP 2011 Holding, LLC
Related Party Transaction [Line Items]
Share of (loss) income from equity method investments	(163)	(356)
PR Asset Portfolio 2013-1 International, LLC
Related Party Transaction [Line Items]
Share of (loss) income from equity method investments	$ 231	$ (5,073)